Acquisitions and Other Investments - Individually Immaterial Acquisition - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 02, 2017	Dec. 03, 2016	Feb. 27, 2017	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Business Acquisition [Line Items]
Goodwill	$ 1,183.3			$ 1,167.8	$ 1,131.1	$ 1,013.8
Net cash paid for acquisitions	$ 148.8	$ 188.6		$ 220.6	$ 710.8	$ 5,673.4
Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Goodwill			$ 20.6
Net cash paid for acquisitions			$ 106.8